OTHER ACCOUNTS RECEIVABLE AND PREPAID EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014		Dec. 31, 2013
Other Accounts Receivable And Prepaid Expenses [Line Items]
Prepaid expenses	$ 159		$ 423
Government authorities	33		52
Deferred charges	94	[1]	0	[1]
Prepaid Expense and Other Assets, Current	$ 286		$ 475

[1]	Refer to inventory delivered to customers but for which revenue criteria have not been met yet.